Note 20 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2021	2020	2019
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$49,426	38,492	36,044
Denominator – Weighted average number of common shares outstanding	11,131,897	10,927,065	10,743,269
Basic earnings per common share	$4.44	3.52	3.36
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$49,426	38,492	36,044
Denominator – Weighted average number of common shares outstanding	11,131,897	10,927,065	10,743,269
Dilutive effect of stock options and restricted stock shares	31,059	26,681	18,198
	11,162,956	10,953,746	10,761,467
Diluted earnings per common share	$4.43	3.51	3.35